Off-Balance Sheet Transactions	6 Months Ended
Sep. 30, 2025
Off-Balance Sheet Transactions [Abstract]
OFF-BALANCE SHEET TRANSACTIONS

NOTE — 8 OFF-BALANCE SHEET TRANSACTIONS

As of September 30, 2025, the Company has not entered into any material off-balance sheet transactions or arrangements.

The Company has not entered into any financial guarantees or other commitments to guarantee the payment obligations of any third parties. In addition, the Company has not entered into any derivative contracts that are indexed to our own shares and classified as shareholders’ equity, or that are not reflected in our consolidated financial statements. Furthermore, the Company do not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. Moreover, the Company do not have any variable interest in an unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or research and development services with us.